June 28, 2012

VIA EMAIL

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Xoom Corporation – Registration Statement on Form S-1 (File No. 333- ) (the

“Registration Statement”)

Ladies and Gentlemen:

On behalf of Xoom Corporation (the “Company”), pursuant to the Securities Act of 1933, as amended, we hereby transmit for confidential submission the Company’s Registration Statement on Form S-1.

Should you have any questions or comments, please do not hesitate to contact me at (650) 752-3139 or Anthony McCusker at (650) 752-3267.

Very truly yours,

GOODWIN PROCTER LLP

/s/ Richard A. Kline

Richard A. Kline

cc:	John Kunze, Xoom Corporation
Ryno Blignaut, Xoom Corporation
Christopher G. Ferro, Xoom Corporation
Anthony J. McCusker, Goodwin Procter LLP